Business Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
Effective January 1, 2021, we implemented a strategic change to the structure of our internal organization and transitioned from a three-core business segment model to a two-core business segment model comprised of Government Solutions and Sustainable Technology Solutions. The new Sustainable Technology Solutions segment is anchored by our innovative, proprietary process technologies. It also includes our highly synergistic advisory practice focused on energy transition and net-zero carbon emission consulting as well as the technology-led industrial solutions focused on innovative digital operations and maintenance ("O&M") solutions and advanced remote operations capabilities to improve throughput, reliability and environmental sustainability. Infusing high-end, sustainability expertise, client relationships and innovative, technology-led O&M solutions into Sustainable Technology Solutions is expected to increase resilience, generate new opportunities, simplify the business model and better position us to deliver its offerings across a broader industrial base.

Effective January 1, 2021, we reorganized our reportable segments and businesses as follows:

•Government Solutions includes the following four business units: Defense & Intel, formerly the Defense Systems Engineering and Centauri businesses; Science & Space, formerly called Space & Mission Solutions; Readiness & Sustainment, formerly called Logistics; and International.
•Sustainable Technology Solutions includes Energy Solutions segment, Technology Solutions segment, and Non-strategic Business segment, with the exception of our Australian infrastructure business which moved to GS International in our Government Solutions segment.
•Other

Upon this segment change in 2021, all prior period information was recast to reflect this change in reportable segments.

We provide a wide range of professional services and the management of our business is heavily focused on major projects or programs within each of our reportable segments. At any given time, government programs and joint ventures represent a substantial part of our operations. Our reportable segments follow the same accounting policies as those described in Note 1 to our consolidated financial statements.

We are organized into two core business segments, Government Solutions and Sustainable Technology Solutions, and one non-core business segment as described below:

Government Solutions. Our Government Solutions business segment provides full life-cycle support solutions to defense, space, aviation and other programs and missions for military and other government agencies primarily in the U.S., U.K. and Australia. KBR services cover the full spectrum from research and development, through systems engineering, intel, cyber analytics, space domain awarenesses, test and evaluation, systems integration and program management, to operations support, readiness and logistics. With the acquisition of Centauri Holdings Platform, LLC ("Centauri") on October 1, 2020 (described in Note 4 to the consolidated financial statements), our GS business segment also provides software and engineering solutions to critical national security missions across space, cyber, intelligence, surveillance and reconnaissance, missile defense and intelligence domains to the U.S. government and related defense agencies.

Sustainable Technology Solutions. Our Sustainable Technology Solutions business segment is anchored by our innovative, proprietary process technologies that span ammonia/syngas/fertilizers, chemical/petrochemicals, clean refining and circular process/circular economy solutions. STS also includes our highly synergistic advisory and consulting practice focused on energy transition and net-zero carbon emission consulting, our high-end engineering and professional services offerings, as well as our technology-led industrial solutions focused on innovative digital operations and maintenance solutions and advanced remote operations capabilities to improve throughput, reliability, environmental sustainability, and ultimately profitability. From early planning through scope definition, advanced technologies and project life-cycle support, our STS business segment works closely with customers to provide what we believe is the optimal approach to maximize their return on investment.

Other. Our non-core Other segment includes corporate expenses and selling, general and administrative expenses not allocated to the business segments above.
Operations by Reportable Segment

	Years ended December 31,
Dollars in millions	2020	2019	2018
Revenues:
Government Solutions	$4,055	$4,042	$3,582
Sustainable Technology Solutions	1,712	1,597	1,331
Total revenues	$5,767	$5,639	$4,913
Gross profit:
Government Solutions	$493	$444	$363
Sustainable Technology Solutions	173	209	221
Total gross profit	$666	$653	$584
Equity in earnings of unconsolidated affiliates:
Government Solutions	$28	$29	$35
Sustainable Technology Solutions	2	6	44
Total equity in earnings of unconsolidated affiliates	$30	$35	$79
Selling, general and administrative expenses:
Government Solutions	$(163)	(135)	(114)
Sustainable Technology Solutions	(83)	(90)	(86)
Other	(89)	(116)	(94)
Total selling, general and administrative expenses	$(335)	(341)	(294)

Acquisition and integration related costs	(9)	(2)	(7)
Goodwill impairment	(99)	—	—
Restructuring charges and asset impairments	(214)	—	—
Gain on disposition of assets	18	17	(2)
Gain on consolidation of Aspire subcontracting entities	—	—	108
Operating income	$57	$362	$468
Interest expense	(83)	(99)	(66)
Other non-operating income (loss)	1	5	(6)
(Loss) income before income taxes and noncontrolling interests	$(25)	$268	$396

	Years ended December 31,
Dollars in millions	2020	2019	2018
Capital expenditures:
Government Solutions	$13	$7	$11
Sustainable Technology Solutions	3	4	1
Other	4	9	5
Total	$20	$20	$17
Depreciation and amortization:
Government Solutions	$60	$61	$42
Sustainable Technology Solutions	26	23	11
Other	29	20	10
Total	$115	$104	$63
Balance Sheet Information by Reportable Segment

Assets specific to business segments include receivables, contract assets, other current assets, claims and accounts receivable, certain identified property, plant and equipment, equity in and advances to related companies and goodwill. The remaining assets, such as cash and the remaining property, plant and equipment, are considered to be shared among the business segments and are therefore reported in "Other."

	December 31,
Dollars in millions	2020	2019
Total assets:
Government Solutions	$3,379	$2,711
Sustainable Technology Solutions	1,440	1,669
Other	886	980
Total	$5,705	$5,360
Goodwill (Note 9):
Government Solutions	$1,589	$978
Sustainable Technology Solutions	172	287
Total	$1,761	$1,265
Equity in and advances to related companies (Note 10):
Government Solutions	$145	$147
Sustainable Technology Solutions	736	699
Total	$881	$846
Selected Geographic Information

Revenues by country are determined based on the location of services provided. Long-lived assets by country are determined based on the location of tangible assets.

	Years ended December 31,
Dollars in millions	2020	2019	2018
Revenues:
United States	$3,031	$2,705	$2,260
Middle East	857	1,027	884
Europe	961	1,058	989
Australia	324	288	329
Canada	46	39	21
Africa	152	197	133
Asia	203	214	190
Other countries	193	111	107
Total	$5,767	$5,639	$4,913

	December 31,
Dollars in millions	2020	2019
Property, plant & equipment, net:
United States	$57	$50
United Kingdom	40	44
Other	33	36
Total	$130	$130